Segment analysis - Segment Results (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) customer	Dec. 31, 2024 USD ($) customer	Dec. 31, 2023 USD ($) customer
Segment analysis
Revenue	$ 5,497	$ 4,908	$ 4,812
Adjusted EBITDA	739	672	600
Capital expenditure	184	179	378
Segment assets	$ 5,679	$ 5,462	$ 5,669
Number of customers accounting for greater than 10% of revenue | customer	1	1	1
Europe
Segment analysis
Revenue	$ 2,307	$ 2,161	$ 2,030
Adjusted EBITDA	272	257	211
Capital expenditure	96	76	155
Segment assets	2,740	2,589	2,648
Americas
Segment analysis
Revenue	3,190	2,747	2,782
Adjusted EBITDA	467	415	389
Capital expenditure	88	103	223
Segment assets	$ 2,939	$ 2,873	$ 3,021